Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Capital
Common Equity Tier 1 Capital	[1]	$ 53,081	$ 51,010
Net Tier 1 Capital	[1]	61,262	57,915
Total regulatory capital	[1]	70,710	66,101
Total loss absorbing capacity (TLAC)	[1],[2]	126,565	115,681
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	[1]	462,448	416,105
Leverage exposures	[3]	$ 1,445,619	$ 1,201,766
Capital ratios
Common Equity Tier 1 Capital ratio	[1]	11.50%	12.30%
Tier 1 capital ratio	[1]	13.20%	13.90%
Total capital ratio	[1]	15.30%	15.90%
Total loss absorbing capacity ratio	[1],[2]	27.40%	27.80%
Leverage ratio	[1],[3]	4.20%	4.80%
Total loss absorbing capacity leverage ratio	[1],[2]	8.80%	9.60%

[1]	This measure has been disclosed in this document in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2018).
[2]	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018). Results for October 31, 2021 are shown for comparative purposes and were not a regulatory requirement.
[3]	This measure has been disclosed in this document in accordance with OSFI Guideline – Leverage Requirements (November 2018).